Prepaid Expenses	12 Months Ended
Jan. 31, 2022
Disclosure Of Prepaid Expenses [Abstract]
Prepaid Expenses [Text Block]

6. Prepaid Expenses

Prepaid expenses as of January 31, 2022 include $nil (2021: $70,060) to conduct a study to further validate its proprietary impairment detection technology for both alcohol and cannabis.